SUPPLEMENT DATED APRIL 29, 2022 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019

New York Life Complete Access Variable Annuity New York Life Complete Access Variable Annuity II	New York Life Income Plus Variable Annuity New York Life Income Plus Variable Annuity II

INVESTING IN

NYLIAC Variable Annuity Separate Account-III

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above (the “Policies”). Please read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The following changes will take effect on May 1, 2022:

1.	ADDITION OF NEW AVAILABLE INVESTMENT DIVISIONS

The following Portfolios will be available as Investment Divisions under the Policies:

●	AB VPS Growth & Income Portfolio—Class B

●	American Funds IS® Bond Fund of America—Class 4

●	BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares

●	Columbia Variable Portfolio - Intermediate Bond Fund—Class 2

●	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2

●	MFS® VIT Research International Portfolio—Service Class

●	Western Asset Core Plus VIT Portfolio—Class II

The following should be added to the table listing the Eligible Portfolios of the relevant Funds and their investment advisers:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AB Variable Products Series Fund, Inc.	AllianceBernstein L.P.	AB VPS Growth and Income Portfolio—Class B
American Funds Insurance Series®	Capital Research and Management CompanySM	American Funds IS The Bond Fund of America®—Class 4
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Investment Adviser, Inc. Subadviser: Newton Investment Management North America, LLC	BNY Mellon Sustainable U.S. Equity Portfolio —Service Shares
Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC	Columbia Variable Portfolio – Intermediate Bond Fund — Class 2

Fidelity® Variable Insurance Products Fund	Fidelity Management & Research Company LLC Subadvisers: Other investment advisers	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company	MFS® VIT Research International Portfolio—Service Class
Legg Mason Partners Variable Income Trust

Legg Mason Partners Fund Advisor, LLC

Subadvisers: Western Asset

Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan

Western Asset Core Plus VIT Portfolio—Class II

2.	FUNDS AVAILABLE WITH THE GUARANTEED FUTURE INCOME BENEFIT RIDER

For New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II Policies with the Guaranteed Future Income Benefit Rider, add the following Portfolios to Category A Funds, Category B Funds and Category C Funds in the relevant Appendix listing the “Investment Division Restrictions” for your Rider:

Category A Funds:	American Funds IS The Bond Fund of America Fidelity VIP Investment Grade Bond Western Asset Core Plus VIT Columbia Variable Portfolio - Intermediate Bond

Category B Funds:	AB VPS Growth & Income BNY Mellon Sustainable US Equity

Category C Funds:	MFS VIT Research International

3.	Changes related to the Mainstay VP T. Rowe Equity Income Portfolio

The Mainstay VP T. Rowe Equity Income Portfolio—Service Class, which was previously closed to new investments on November 13, 2017, will be reopened and eligible for new and existing investments under a new name and subadviser.

All references in the Prospectuses to MainStay VP T. Rowe Price Equity Income Portfolio shall be deleted and replaced with MainStay VP American Century Sustainable Energy Portfolio. The information regarding the Mainstay VP T. Rowe Price Equity Income Portfolio in the table listing the Eligible Portfolios of the relevant Funds and the investment advisers is replaced with the following:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment Management LLC (“New York Life Investments”) Subadviser: American Century Investment Management Inc.	MainStay VP American Century Sustainable Equity (formerly MainStay VP T. Rowe Price Equity Income) — Service Class

4.	Changes related to MainStay VP S&P 500 Index

All references in the Prospectuses to:

●	The MainStay VP MacKay S&P 500 Index Portfolio will be deleted and replaced with MainStay VP S&P 500 Index Portfolio.
●	MacKay Shields LLC as the subadviser to the portfolio will be deleted and replaced with Index IQ Advisors LLC.

5.	Change related to Invesco V.I International Growth Fund

●	All references in the Prospectuses to Invesco V.I. International Growth Fund Portfolio will be deleted and replaced with Invesco V.I. EQV International Equity Fund Portfolio.

6.	Change related to MainStay VP Janus Henderson Balanced Portfolio

●	All references to Janus Capital Management LLC as the investment adviser for the MainStay VP Janus Henderson Balanced Portfolio will be deleted and replaced with Janus Henderson Investors US LLC.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue, New York, New York 10010